Other gain/(loss) - net	12 Months Ended
Dec. 31, 2025
Other Gains Loss Net [Abstract]
Other gain/(loss) - net
13.	Other gain/(loss) – net

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Government grants	212,257	183,979	131,198
Foreign exchange gain/(loss)	75,714	(190,800)	(64,565)
ADS transferring income	72,702	41,603	13,729
Input VAT super-deduction	29,454	2,299	—
Others	(177,169)	(289,720)	(154,492)

	212,958	(252,639)	(74,130)

The government grants mainly consisted of incentives for the Company’s operation and development provided by the government. There were no unfulfilled conditions and other contingencies attached to the government grants that had been recognized.